UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

Item 1.   Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF
February 29, 2016 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 126.6%

Consumer Discretionary — 20.9%
Bed Bath & Beyond (A) *	1,885	$90,386
Best Buy (A)	3,009	97,461
Cablevision Systems, Cl A (A)	2,885	93,849
Carnival PLC (A)	1,696	81,340
Comcast, Cl A (A)	580	33,483
Darden Restaurants (A)	1,429	91,285
Ford Motor (A)	6,513	81,477
Gap (A)	3,660	101,199
General Motors (A)	2,663	78,399
Genuine Parts (A)	1,059	95,469
Kohl's (A)	1,944	90,727
Lear (A)	733	74,290
Macy's (A)	2,588	111,828
Mattel (A)	3,345	108,779
News, Cl A (A)	6,795	73,522
Nordstrom (A)	1,824	93,608
Omnicom Group (A)	1,202	93,528
Target (A)	1,261	98,925
Time Warner Cable (A)	496	94,667
Viacom, Cl B (A)	2,231	82,212
Whirlpool (A)	616	95,677
		1,862,111
Consumer Staples — 10.2%
Bunge (A)	1,351	67,172
Campbell Soup (A)	35	2,161
Coca-Cola Enterprises (A)	1,841	89,307
ConAgra Foods (A)	2,169	91,228
Ingredion (A)	953	96,463
Kellogg (A)	1,261	93,339
Kroger (A)	2,165	86,405
PepsiCo (A)	913	89,309
Tyson Foods, Cl A (A)	1,717	111,176
Wal-Mart Stores (A)	1,513	100,373
Whole Foods Market (A)	2,685	84,067
		911,000
Energy — 8.8%
Apache (A)	2,046	78,321
Baker Hughes (A)	2,011	86,211
Chevron (A)	1,016	84,775
ConocoPhillips (A)	1,947	65,867
Devon Energy (A)	2,900	57,072
Halliburton (A)	2,679	86,478
HollyFrontier (A)	461	15,591
Marathon Oil (A)	7,078	58,111
National Oilwell Varco (A)	2,691	78,766
Schlumberger (A)	1,304	93,523
Valero Energy (A)	1,302	78,224
		782,939
Financials — 19.4%
Aflac (A)	1,512	89,994
Allstate (A)	1,462	92,779
Arthur J Gallagher (A)	2,224	88,626
Capital One Financial (A)	1,256	82,557
Cincinnati Financial (A)	1,531	96,667
Citigroup (A)	1,760	68,376
Duke Realty‡ (A)	4,350	89,958

Description	Shares	Fair Value
Goldman Sachs Group (A)	506	$75,662
Hartford Financial Services Group (A)	2,112	88,958
Host Hotels & Resorts ‡(A)	5,822	89,135
Lincoln National (A)	1,817	66,375
Loews (A)	2,377	86,404
MetLife (A)	1,866	73,819
Principal Financial Group (A)	2,016	76,225
Progressive (A)	2,875	91,770
Prudential Financial (A)	1,115	73,690
Regions Financial (A)	9,553	71,839
Synchrony Financial (A) *	3,045	82,063
Unum Group (A)	2,759	78,714
VEREIT ‡(A)	11,343	90,971
Voya Financial (A)	2,467	72,431
		1,727,013
Health Care — 15.4%
AmerisourceBergen, Cl A (A)	882	76,399
Amgen (A)	570	81,100
Anthem (A)	656	85,733
Baxter International (A)	2,411	95,259
Cardinal Health (A)	1,017	83,089
Centene (A) *	1,391	79,231
CR Bard (A)	487	93,689
DENTSPLY International (A)	1,500	91,440
Express Scripts Holding (A) *	1,046	73,617
HCA Holdings (A) *	1,351	93,503
Hologic (A) *	2,338	80,965
Johnson & Johnson (A)	891	93,742
McKesson (A)	461	71,741
Quest Diagnostics (A)	1,284	85,424
St. Jude Medical (A)	1,491	80,052
United Therapeutics (A) *	211	25,729
Universal Health Services, Cl B (A)	770	84,985
		1,375,698
Industrials — 12.9%
American Airlines Group (A)	2,125	87,125
Boeing (A)	636	75,162
Caterpillar (A)	1,329	89,973
CSX (A)	3,542	85,504
Cummins (A)	1,029	100,400
Delta Air Lines (A)	1,770	85,385
Dover (A)	1,476	89,711
FedEx (A)	619	84,729
General Electric (A)	2,973	86,633
JetBlue Airways (A) *	3,945	86,790
L-3 Communications Holdings (A)	771	90,446
PACCAR (A)	1,914	98,571
Waste Management (A)	1,622	90,589
		1,151,018
Information Technology — 21.1%
Amdocs (A)	1,656	93,994
Apple (A)	860	83,153
CA (A)	3,175	92,996
Cisco Systems (A)	3,313	86,734
Citrix Systems (A) *	1,209	85,416
Corning (A)	5,048	92,379
eBay (A) *	3,325	79,135
F5 Networks (A) *	947	91,073
HP (A)	7,899	84,440
Intel (A)	2,632	77,881
International Business Machines (A)	668	87,528

 WeatherStorm Forensic Accounting Long-Short ETF
February 29, 2016 (Unaudited)

Description	Shares/Number of Rights	Fair Value
Juniper Networks (A)	3,317	$81,930
Lam Research (A)	300	21,990
Maxim Integrated Products (A)	2,429	82,246
Micron Technology (A) *	6,475	68,829
Microsoft (A)	1,643	83,596
NetApp (A)	3,458	85,897
NVIDIA (A)	2,772	86,930
Oracle (A)	2,497	91,840
Symantec (A)	4,305	83,129
Western Digital (A)	1,524	66,340
Western Union (A)	5,037	91,976
Xerox (A)	8,628	82,915
		1,882,347
Materials — 8.3%
Alcoa (A)	9,206	82,210
Dow Chemical (A)	1,760	85,554
Freeport-McMoRan, Cl B (A)	13,413	102,341
International Paper (A)	2,410	86,037
Mosaic (A)	3,170	84,480
Newmont Mining (A)	5,131	132,534
Nucor (A)	2,263	89,026
Westlake Chemical (A)	1,679	72,398
		734,580
Telecommunication Services — 4.3%
AT&T (A)	2,647	97,807
CenturyLink (A)	3,496	106,942
Sprint (A) *	24,114	82,952
Verizon Communications (A)	1,937	98,264
		385,965
Utilities — 5.3%
Ameren (A)	1,737	81,552
CenterPoint Energy (A)	5,053	94,137
Entergy (A)	1,334	96,328
Exelon (A)	3,310	104,232
FirstEnergy (A)	2,787	93,281
		469,530

Total Common Stock
(Cost $12,523,201)		11,282,201

RIGHTS — 0.0%

Safeway CVR - Casa Ley *(B)	932	946
Safeway CVR - PDC *(B)	932	45
Total Rights (Cost $–)		991

Total Investments - 126.6%
(Cost $12,523,201) †		$11,283,192

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (27.0)%

Consumer Discretionary — (7.6)%
CarMax*	(1,295)	(59,907)
Chipotle Mexican Grill, Cl A*	(138)	(70,264)
Dollar Tree*	(836)	(67,089)
Lennar, Cl A	(1,400)	(58,716)
Netflix*	(588)	(54,925)
Priceline Group*	(53)	(67,056)
Starbucks	(1,073)	(62,459)

Description	Shares	Fair Value
Tesla Motors*	(300)	$(57,579)
TripAdvisor*	(808)	(50,581)
Ulta Salon Cosmetics & Fragrance*	(373)	(61,616)
Under Armour, Cl A*	(796)	(66,617)
		(676,809)
Consumer Staples — (0.7)%
Monster Beverage*	(465)	(58,358)

Energy — (1.9)%
Cheniere Energy*	(1,848)	(66,066)
Columbia Pipeline Group	(1,936)	(35,138)
Pioneer Natural Resources	(566)	(68,220)
		(169,424)
Financials — (2.7)%
American Tower, Cl A‡	(700)	(64,540)
Charles Schwab	(2,080)	(52,104)
McGraw Hill Financial	(707)	(63,446)
Northern Trust	(944)	(56,055)
		(236,145)
Health Care — (4.6)%
Alexion Pharmaceuticals*	(365)	(51,392)
Alnylam Pharmaceuticals*	(752)	(44,045)
BioMarin Pharmaceutical*	(649)	(53,134)
Celgene*	(578)	(58,280)
Cerner*	(1,135)	(57,953)
Illumina*	(366)	(54,988)
Incyte*	(627)	(46,084)
Vertex Pharmaceuticals*	(556)	(47,532)
		(413,408)
Industrials — (2.8)%
Acuity Brands	(287)	(60,107)
Stericycle*	(566)	(64,484)
TransDigm Group*	(305)	(65,142)
Verisk Analytics, Cl A*	(837)	(60,967)
		(250,700)
Information Technology — (3.4)%
Adobe Systems*	(730)	(62,160)
Facebook, Cl A*	(610)	(65,221)
MasterCard, Cl A	(700)	(60,844)
Workday, Cl A*	(865)	(52,289)
Yahoo!*	(2,052)	(65,233)
		(305,747)
Materials — (3.3)%
International Flavors & Fragrances	(572)	(59,082)
PPG Industries	(303)	(29,248)
Sherwin-Williams	(260)	(70,330)
Southern Copper	(2,622)	(62,771)
Vulcan Materials	(719)	(70,843)
		(292,274)

Total Common Stock
(Proceeds $2,848,675) ††		(2,402,865)

Total Securities Sold Short - (27.0)%
(Proceeds $2,848,675)		$(2,402,865)

Percentages are based on Net Assets of $8,914,080.

WeatherStorm Forensic Accounting Long-Short ETF
February 29, 2016 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Expiration date is unavailable.
†	At February 29, 2016, the tax basis cost of the Fund's investments was $12,523,201, and the unrealized appreciation and depreciation were $285,446 and $(1,525,455), respectively.
††	At February 29, 2016, the tax basis proceeds of the Fund's securities sold short was $(2,848,675), and the unrealized appreciation and depreciation were $482,020 and $(36,210), respectively.

Cl — Class
CVR — Contingent Value Right
PLC — Public Limited Company

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$11,282,201	$—	$—	$11,282,201
Rights	—	—	991	991
Total Investments in Securities	$11,282,201	$—	$991	$11,283,192

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(2,402,865)	$—	$—	$(2,402,865)
Total Securities Sold Short	$(2,402,865)	$—	$—	$(2,402,865)

(1)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1 and Level 2 or Level 3 assets and liabilities.  It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-0700

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2016